Equity-Accounted Joint Ventures - Other - Additional Information (Details)	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 vessel	Dec. 31, 2022 USD ($)	Dec. 31, 2018	Dec. 01, 2015
Schedule of Equity Method Investments [Line Items]
Number of vessels	15	10
Corporate Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	100.00%
RasGas 3 Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investments | $	$ 118,000,000.0
Ownership percentage (in percentage)	40.00%
Number of vessels	4
Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investments | $	$ 466,500,000
Ownership percentage (in percentage)	50.00%
Number of vessels	6
Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investments | $	$ 88,000,000.0
Ownership percentage (in percentage)	30.00%			30.00%	30.00%
Number of vessels	0
Exmar LPG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	50.00%
Number of vessels	18
number of in-chartered newbuildings on order	6
Malt Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	52.00%
Number of vessels	6
estimated revenue rate per day | $			$ 70,300
discount rate			8.00%
Angola Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investments | $	$ 86,000,000.0
Ownership percentage (in percentage)	33.00%
Number of vessels	4